Commitments and Contingencies (Details) - Schedule of Supplemental Cash Flow and Other Information - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023	May 31, 2022
ROU assets obtained in exchange for lease liabilities:
Operating leases		$ 328,158	$ 8,715,190	$ 1,805
Weighted average remaining lease term (in years):
Operating leases	4 years 1 month 20 days	4 years 1 month 17 days	4 years 4 months 13 days	3 years 10 months 17 days
Weighted average discount rate:
Operating leases	9.09%	7.75%	9.06%	4.02%